Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Parenthetical) (Details) - Music Content Company ¥ in Millions	Oct. 31, 2018 CNY (¥)
Other Payables And Other Liabilities [Line Items]
Maximum variable consideration	¥ 400
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Other Payables And Other Liabilities [Line Items]
Maximum variable consideration	¥ 400